SCHEDULE OF INVESTMENTS
Global Equity Income (in thousands)	SEPTEMBER 30, 2019 (UNAUDITED)

COMMON STOCKS	Shares	Value
Canada
Energy – 1.7%
Suncor Energy, Inc.	155	$4,882

Financials – 2.0%
Bank of Montreal	78	5,760

Total Canada - 3.7%		$10,642

China
Energy – 1.9%
CNOOC Ltd.	3,536	5,414

Total China - 1.9%		$5,414

France
Communication Services – 1.2%
Orange S.A.	219	3,423

Consumer Staples – 2.0%
Danone S.A.	64	5,631

Energy – 2.5%
Total S.A.	136	7,093

Financials – 3.4%
Axa S.A.	231	5,888
BNP Paribas S.A.	77	3,756

		9,644

Health Care – 1.6%
Sanofi-Aventis	50	4,668

Industrials – 2.1%
Vinci	56	6,056

Total France - 12.8%		$36,515

Germany
Utilities – 1.1%
E.ON AG	336	3,262

Total Germany - 1.1%		$3,262

Hong Kong
Financials – 1.7%
BOC Hong Kong (Holdings) Ltd.	1,457	4,944

Utilities – 1.4%
Guangdong Investment Ltd.	2,064	4,039

Total Hong Kong - 3.1%		$8,983

Ireland
Materials – 1.2%
CRH plc	101	3,479

Total Ireland - 1.2%		$3,479

Italy
Utilities – 2.5%
ENEL S.p.A.	971	7,252

Total Italy - 2.5%		$7,252

Japan
Financials – 3.0%
Tokio Marine Holdings, Inc.	163	8,750

Total Japan - 3.0%		$8,750

Macau
Consumer Discretionary – 1.0%
Sands China Ltd.	611	2,762

Total Macau - 1.0%		$2,762

Netherlands
Energy – 2.9%
Royal Dutch Shell plc, Class A	284	8,341

Financials – 1.2%
ING Groep N.V., Certicaaten Van Aandelen	316	3,299

Industrials – 1.8%
Koninklijke Philips Electronics N.V., Ordinary Shares	108	5,007

Total Netherlands - 5.9%		$16,647

Norway
Consumer Staples – 1.0%
Mowi ASA	131	3,032

Total Norway - 1.0%		$3,032

Russia
Energy – 1.4%
PJSC LUKOIL ADR	49	4,006

Total Russia - 1.4%		$4,006

Singapore
Financials – 1.2%
DBS Group Holdings Ltd.	183	3,316

Total Singapore - 1.2%		$3,316

South Korea
Information Technology – 2.9%
Samsung Electronics Co. Ltd.	203	8,328

Total South Korea - 2.9%		$8,328

Spain
Financials – 1.4%
Banco Santander S.A.	990	4,027

Total Spain - 1.4%		$4,027

Switzerland
Consumer Staples – 3.3%
Nestle S.A., Registered Shares	87	9,450

Health Care – 2.1%
Roche Holdings AG, Genusscheine	20	5,952

Total Switzerland - 5.4%		$15,402

Taiwan
Information Technology – 4.0%
Taiwan Semiconductor Manufacturing Co. Ltd.	1,273	11,306

Total Taiwan - 4.0%		$11,306

United Kingdom
Consumer Staples – 1.7%
Unilever plc	81	4,890

Financials – 1.5%
3i Group plc	302	4,317

Health Care – 3.2%
AstraZeneca plc	103	9,184

Industrials – 1.4%
BAE Systems plc	555	3,887

Materials – 1.7%
Anglo American plc	207	4,759

Total United Kingdom - 9.5%		$27,037

United States
Communication Services – 3.1%
Verizon Communications, Inc.	148	8,940

Consumer Discretionary – 1.2%
Home Depot, Inc. (The)	15	3,456

Consumer Staples – 7.9%
Philip Morris International, Inc.	119	9,058
Procter & Gamble Co. (The)	64	8,020
Wal-Mart Stores, Inc.	45	5,389

		22,467

Energy – 2.5%
Chevron Corp.	60	7,082

Financials – 5.0%
Citigroup, Inc.	105	7,282
JPMorgan Chase & Co.	30	3,585
KeyCorp	200	3,573

		14,440

Health Care – 2.6%
Pfizer, Inc.	208	7,466

Industrials – 5.6%
Caterpillar, Inc.	24	3,000
Eaton Corp.	42	3,487
Lockheed Martin Corp.	25	9,784

		16,271

Information Technology – 3.2%
Intel Corp.	62	3,184
QUALCOMM, Inc.	80	6,116

		9,300

Materials – 1.0%
Eastman Chemical Co.	39	2,911

Utilities – 2.2%
Exelon Corp.	129	6,216

Total United States - 34.3%		$98,549

TOTAL COMMON STOCKS – 97.3%		$278,709

(Cost: $274,329)

SHORT-TERM SECURITIES	Principal
Commercial Paper(A) – 1.3%
Sonoco Products Co. 2.150%, 10-1-19	$3,663	3,663

Master Note – 1.1%
Toyota Motor Credit Corp. (1-Month U.S. LIBOR plus 15 bps) 2.170%, 10-7-19(B)	3,182	3,182

TOTAL SHORT-TERM SECURITIES – 2.4%		$6,845

(Cost: $6,845)
TOTAL INVESTMENT SECURITIES – 99.7%		$285,554

(Cost: $281,174)
CASH AND OTHER ASSETS, NET OF LIABILITIES – 0.3%		879

NET ASSETS – 100.0%		$286,433

Notes to Schedule of Investments

(A)	Rate shown is the yield to maturity at September 30, 2019.
(B)

Variable rate security. Interest rate disclosed is that which is in effect at September 30, 2019. Date shown represents the date that the variable rate resets. Description of the reference rate and spread, if applicable, are included in the security description.

Each Portfolio’s investments are reported at fair value. Fair value is defined as the price that each Portfolio would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Portfolio.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

•	Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

•

Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•

Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Portfolio’s investments by the fair value hierarchy levels as of September 30, 2019:

	Level 1	Level 2	Level 3
Assets
Investments in Securities
Common Stocks
Communication Services	$8,940	$3,423	$—
Consumer Discretionary	3,456	2,762	—
Consumer Staples	22,467	23,003	—
Energy	11,964	24,854	—
Financials	20,200	38,297	—
Health Care	7,466	19,804	—
Industrials	16,271	14,950	—
Information Technology	9,300	19,634	—
Materials	2,911	8,238	—
Utilities	6,216	14,553	—
Total Common Stocks	$109,191	$169,518	$—

Short-Term Securities	—	6,845	—

Total	$109,191	$176,363	$—

The following acronyms are used throughout this schedule:

ADR = American Depositary Receipt

LIBOR = London Interbank Offered Rate

For Federal income tax purposes, cost of investments owned at September 30, 2019 and the related unrealized appreciation (depreciation) were as follows:

Cost	$281,174

Gross unrealized appreciation	23,131
Gross unrealized depreciation	(18,751)

Net unrealized appreciation	$4,380